SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per Ordinary Share for each class of Ordinary Shares for the three months ended March 31, 2026

For the Three Months Ended March 31,
2026
Net income	$1,114,164
Less: Remeasurement of Class A Ordinary Shares to redemption value	1,808,197
Net loss including accretion of Class A Ordinary Shares to redemption value	$(694,033)
	For the Three Months Ended
	March 31, 2026
	Non-redeemable Class A and	Redeemable
	Class B	Class A
	Ordinary Shares	Ordinary Shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$312,275	$801,889

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(506,797)	(1,301,400)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	1,808,197
Total (loss) income based on ownership percentage	$(194,522)	$1,308,685

Weighted average Ordinary Shares outstanding	7,837,163	20,125,000
Basic and diluted net income (loss) per share	$(0.02)	$0.07

The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per Ordinary Share for each class of Ordinary Shares for the period from February 10, 2025 (inception) through December 31, 2025:

For the Period from February 10, 2025 (inception) through
December 31, 2025
Net income	$2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value	(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value	$(19,484,667)

	For the Period from February 10, 2025 (inception) through
	December 31, 2025
	Non-redeemable Class A and	Redeemable
	Class B	Class A
	Ordinary Shares	Ordinary Shares
Total number of Ordinary Shares	7,837,163	20,125,000
Ownership percentage	28%	72%

Net income allocated by class	$618,008	$1,913,392

Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	(6,170,606)	(15,845,461)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value	—	22,016,067
Total (loss) income based on ownership percentage	$(5,552,599)	$8,083,999

Weighted average Ordinary Shares outstanding	7,220,364	12,260,769
Basic and diluted net income (loss) per share	$(0.77)	$0.66

Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected in the Balance Sheet are Reconciled	As of March 31, 2026 and December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying balance sheets are reconciled in the following table:
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption	(13,262,661)
Plus:
Accretion of Class A Ordinary Shares subject to possible redemption	22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025	205,642,100
Accretion of Class A Ordinary Shares subject to possible redemption	1,808,197
Class A Ordinary Shares subject to possible redemption at March 31, 2026	$207,450,297
As of December 31, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the accompanying balance sheets are reconciled in the following table:
Gross proceeds from Initial Public Offering	$201,250,000
Less:
Proceeds allocated to Public Rights	(4,361,306)
Offering costs allocated to Class A Ordinary Shares subject to possible redemption	(13,262,661)
Plus:
Accretion of Class A Ordinary Shares subject to possible redemption	22,016,067
Class A Ordinary Shares subject to possible redemption at December 31, 2025	$205,642,100